Income Taxes (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
National tax rate	30.00%
Inhabitant tax rate	20.50%
Enterprise tax rate	7.40%
Combined statutory tax rate	(40.50%)	40.50%	(40.50%)
Adjustments of deferred tax assets and liabilities for enacted changes in tax laws and rates	¥ 25,536
Change in valuation allowance, net	39,471	(24,349)	536,706
Operating loss carryforwards, net	2,144,980
Operating income loss carryforwards set to expire, amount	1,991,944
Operating income loss carryforwards, expiration period	2013 through 2021
Tax credit carryforwards, amount	46,983
Tax credit carryforwards, expiration dates	2013 through 2015
Deferred tax liability for foreign subsidiaries and joint ventures	920,083
Unrecognized tax benefits, that if recognized, would reduce the effective tax rate	¥ 14,457	¥ 14,175	¥ 9,843